Port Street Quality Growth Fund
Schedule of Investments
December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.5%
Communication Services - 6.2%
Alphabet, Inc., Class A *	2,100	$6,083,784
Walt Disney Co. *	39,500	6,118,155
		12,201,939
Consumer Discretionary - 5.7%
Home Depot, Inc.	9,400	3,901,094
NIKE, Inc., Class B	24,600	4,100,082
Starbucks Corp.	27,700	3,240,069
		11,241,245
Consumer Staples - 7.9%
PepsiCo, Inc.	14,500	2,518,795
Procter & Gamble Co.	15,700	2,568,206
Reckitt Benckiser Group plc - ADR	190,300	3,330,250
Unilever plc - ADR	93,410	5,024,524
Walmart, Inc.	15,600	2,257,164
		15,698,939
Financials - 4.9%
Berkshire Hathaway, Inc., Class B *	32,300	9,657,700

Health Care - 10.3%
Becton, Dickinson & Co.	11,900	2,992,612
Biogen, Inc. *	14,300	3,430,856
Johnson & Johnson	13,200	2,258,124
Medtronic plc	29,300	3,031,085
Novo Nordisk - ADR	47,500	5,320,000
Roche Holding AG - ADR	67,400	3,483,906
		20,516,583
Industrials - 11.3%
3M Co.	16,900	3,001,947
C.H. Robinson Worldwide, Inc.	65,400	7,039,002
General Dynamics Corp.	24,074	5,018,707
Raytheon Technologies Corp.	85,400	7,349,524
		22,409,180
Information Technology - 19.4%
Accenture plc, Class A	9,100	3,772,405
Apple, Inc.	38,720	6,875,510
Cisco Systems, Inc.	92,900	5,887,073
Cognizant Technology Solutions Corp., Class A	47,400	4,205,328
Microsoft Corp.	20,100	6,760,032
Oracle Corp.	87,700	7,648,317
Visa, Inc., Class A	14,807	3,208,825
		38,357,490
Materials - 1.8%
International Flavors & Fragrances, Inc.	23,598	3,555,039

Total Common Stocks
(Cost $77,717,510)		133,638,115

SHORT-TERM INVESTMENTS - 22.2%	Par
U.S. Treasury Bills
0.020%, 1/27/2022 (a)(b)	$10,000,000	9,999,850
0.021%, 2/24/2022 (a)(b)	10,000,000	9,999,675
0.049%, 3/24/2022 (a)(b)	8,000,000	7,999,093
0.069%, 4/28/2022 (a)(b)	8,000,000	7,998,179
0.087%, 5/26/2022 (a)(b)	8,000,000	7,997,172
Total Short-Term Investments		43,993,969
(Cost $43,993,390)

Total Investments - 89.7%
(Cost $121,710,900)		177,632,084
Other Assets and Liabilities, Net - 10.3%		20,437,780
Total Net Assets - 100.0%		$198,069,864

ADR - American Depositary Receipt
plc - Public Limited Company
*	Non-income producing security
(a)	Rate shown is the effective yield as of December 31, 2021.
(b)	Level 2 security.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$133,638,115	$-	$-	$133,638,115
Short-Term Investments	-	43,993,969	-	43,993,969
Total Investments in Securities	$133,638,115	$43,993,969	$-	$177,632,084

Refer to the Schedule of Investments for further information on the classification of investments.